Revisions of Previously Issued Financial Statements	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revisions of Previously Issued Financial Statements

Note 9 – Revisions of Previously Issued Financial Statements

During the course of preparing the annual report on Form 10-K for the year ended June 30, 2020, we determined that costs incurred during the application development phase of certain new software applications and enhancements were not properly capitalized, which resulted in the overstatement of operating expenses and net loss, and an understatement of amortization expense for each of the quarters during the year ended June 30, 2020. We assessed the materiality of these errors on prior periods' financial statements and concluded that the errors were not material to any prior annual or interim periods, but the cumulative adjustments necessary to correct the errors would be material if we recorded the corrections the period in which the errors were identified. In accordance with GAAP, we are revising the prior periods' financial statements when they are next issued. See Item. 4 of Part I, Controls, and Procedures.

The tables below disclose the effects on the financial statements included in this Quarterly Report on Form 10-Q and the financial statements yet to be reissued:

	Three Months Ended September 30, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	$1,397,361	$(17,660)	$1,379,701
Gross profit	1,795,529	17,660	1,813,189
Product development	1,130,880	(519,978)	610,902
Selling, general and administrative	3,583,815	17,899	3,601,714
Net loss	(2,846,071)	519,739	(2,326,332)
Net loss per share	(0.26)	—	(0.21)

	Three Months Ended December 31, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	$1,638,840	$(23,601)	$1,615,239
Gross profit	1,667,363	23,601	1,690,964
Product development	1,261,509	(638,008)	623,501
Selling, general and administrative	4,796,404	86,768	4,883,172
Net loss	(4,338,536)	574,841	(3,763,695)
Net loss per share	(0.40)	—	(0.34)

	Six Months Ended December 31, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	$3,036,201	$(41,261)	$2,994,940
Gross profit	3,462,892	41,261	3,504,153
Product development	2,392,389	(1,157,986)	1,234,403
Selling, general and administrative	8,380,219	104,667	8,484,886
Net loss	(7,184,607)	1,094,580	(6,090,027)
Net loss per share	(0.66)	—	(0.56)

	Three Months Ended March 31, 2020
	As reported	Adjustment	As revised
Condensed Consolidated Statement of Operations
Cost of revenue	$1,420,909	$(24,690)	$1,396,219
Gross profit	1,649,637	24,690	1,674,327
Product development	1,632,353	(757,566)	874,787
Selling, general and administrative	5,500,837	177,405	5,678,242
Net loss	(5,348,980)	604,851	(4,744,129)
Net loss per share	(0.43)	—	(0.38)

	Nine Months Ended March 31, 2020
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	$4,457,110	$(65,951)	$4,391,159
Gross profit	5,112,529	65,951	5,178,480
Product development	4,024,742	(1,915,552)	2,109,190
Selling, general and administrative	13,881,056	282,072	14,163,128
Net loss	(12,533,587)	1,699,431	(10,834,156)
Net loss per share	(1.11)	—	(0.96)

Note 14 – Revisions of Financial Statements for the Fiscal Quarters during Fiscal Year 2020

During the course of preparing the annual report on Form 10-K for the year ended June 30, 2020, we determined that costs incurred during the application development phase of certain new software applications and enhancements were not properly capitalized, which resulted in the overstatement of operating expenses and net loss, and an understatement of amortization expense for each of the quarters during the year ended June 30, 2020. We assessed the materiality of these errors on prior periods' financial statements and concluded that the errors were not material to any prior annual or interim periods, but the cumulative adjustments necessary to correct the errors would be material if we recorded the corrections the period in which the errors were identified. In accordance with GAAP, we are revising the prior periods' financial statements when they are next issued. See Item. 4 of Part I, Controls, and Procedures.

	Three Months Ended September 30, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	$1,397,361	$(17,660)	$1,379,701
Gross profit	1,795,529	17,660	1,813,189
Product development	1,130,880	(519,978)	610,902
Selling, general and administrative	3,583,815	17,899	3,601,714
Net loss	(2,846,071)	519,739	(2,326,332)
Net loss per share	(0.26)		(0.21)

	Three Months Ended December 31, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	1,638,840	(23,601)	1,615,239
Gross profit	1,667,363	23,601	1,690,964
Product development	1,261,509	(638,008)	623,501
Selling, general and administrative	4,796,404	86,768	4,883,172
Net loss	(4,338,536)	574,841	(3,763,695)
Net loss per share	(0.40)		(0.34)

	Six Months Ended December 31, 2019
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	3,036,201	(41,261)	2,994,940
Gross profit	3,462,892	41,261	3,504,153
Product development	2,392,389	(1,157,986)	1,234,403
Selling, general and administrative	8,380,219	104,667	8,484,886
Net loss	(7,184,607)	1,094,580	(6,090,027)
Net loss per share	(0.66)		(0.56)

	Three Months Ended March 31, 2020
	As reported	Adjustment	As revised
Condensed Consolidated Statement of Operations
Cost of revenue	1,420,909	(24,690)	1,396,219
Gross profit	1,649,637	24,690	1,674,327
Product development	1,632,353	(757,566)	874,787
Selling, general and administrative	5,500,837	177,405	5,678,242
Net loss	(5,348,980)	604,851	(4,744,129)
Net loss per share	(0.43)		(0.38)

	Nine Months Ended March 31, 2020
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Cost of revenue	4,457,110	(65,951)	4,391,159
Gross profit	5,112,529	65,951	5,178,480
Product development	4,024,742	(1,915,552)	2,109,190
Selling, general and administrative	13,881,056	282,072	14,163,128
Net loss	(12,533,587)	1,699,431	(10,834,156)
Net loss per share	(1.11)		(0.96)